Members of the Management Board - Schedule of Management Board Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Members Of Management Board
Short-term benefits	€ 662	€ 1,387	€ 1,071
Performance-based compensation	508	87	422
Total compensation	€ 1,170	€ 1,474	€ 1,493